EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2022	$11,052	$-	$1	$11,053

Costs incurred during 2022:
Acquisition costs – Note 4	-	37,618		37,618
Drilling and exploration	719	296	-	1,015
Assessments and taxes	94	61	-	155
Effect of movements in exchange rates	(30)	-	-	(30)
Option income	(7)	-	-	(7)

Balance, December 31, 2022	$11,828	$37,975	$1	$49,804
Costs incurred during 2023:
Drilling and exploration	877	435	-	1,312
Assessments and taxes	88	(930)	-	(842)
Effect of movements in exchange rates	22	(122)	-	(100)
La Preciosa Non core mine right concessions transfer	2,946	(2,946)		-
Option income	(63)	-	-	(63)

Balance, December 31, 2023	$15,698	$34,412	$1	$50,111